Statement of Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (912.1)		$ (1,033.4)
Net income including non-controlling interests	1,911.9		1,659.8		1,986.9
Other Comprehensive Income (Loss)	121.3		155.8		(26.6)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	2,033.2		1,815.6		1,960.3
Comprehensive (Income) Loss, Net of Tax, Attributable to Noncontrolling Interest	(1.7)		1.9		1.2
Total comprehensive income	2,034.9		1,813.7		1,959.1
Net Unrealized Gains (Losses) Previously Impaired Securities [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	(47.2)	[1]	2.4	[1]	2.4	[1]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	(24.1)	[1]	3.3	[1]	19.3	[1]
Other Comprehensive Income (Loss)	(23.1)	[1]	(0.9)	[1]	(16.9)	[1]
Net Unrealized Gains (Losses) All Other Securities [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	(522.1)		304.4		337.2
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	(23.7)		74.4		117.2
Other Comprehensive Income (Loss)	(498.4)		230.0		220.0
Foreign Currency Gain (Loss) [Member]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss), before Reclassification and Tax	40.6		1.4		(14.2)
Other Comprehensive Income (Loss)	29.9		4.2		(6.4)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	26.4		0.9		(9.2)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	(3.5)		(3.3)		(2.8)
Pension and OPEB Plan [Member]
Other Comprehensive Income (Loss)	612.9		(77.5)		(223.3)
Recognized net actuarial losses	50.5		48.6		41.1
Other Comprehensive Income (Loss), Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service (Cost) Credit, Net of Tax	(2.7)		(2.7)		(2.7)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	$ 565.1		$ (123.4)		$ (261.7)

[1]	Represents unrealized (losses) gains on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired debt security.